PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Assets under concessions remains unapproved by the Concession Authority (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 02, 2015	Dec. 11, 2014
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	R$ 2,593,562	R$ 2,545,269
Modernizations and improvements
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	1,483,540	1,483,540
Thermal
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	1,110,022	1,061,729
Chesf
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	487,822	487,822		R$ 487,822
Chesf | Modernizations and improvements
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	487,822	487,822
Furnas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	1,727,706	1,700,510	R$ 995,718
Furnas | Modernizations and improvements
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	995,718	995,718
Furnas | Thermal
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	731,988	454,064
CGTEE
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	378,034	356,937
CGTEE | Thermal
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Residual book value of assets	R$ 378,034	R$ 356,937